Contingent Liabilities, Other Information, Commitments and Guarantees - Information on Main Guarantees for Loans (Detail) € in Millions	Dec. 31, 2017 EUR (€)
BBVA - Banco Bilbao Vizcaya Argentaria [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	€ 368
SACE [Member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	368
Intesa Sanpaolo [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	220
Cassa Depositi e Prestiti [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	157
Ing [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	105
UniCredit Bank [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	105
Commerzbank [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	58
Banco Santander [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	52
Sumitomo Mitsui Banking [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	52
Bank of Tokyo-Mitsubishi UFJ [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	€ 52